Property and Equipment, Net	6 Months Ended
Jun. 30, 2017
Property And Equipment Net
Property and Equipment, Net

The following table summarizes property and equipment, net of accumulated depreciation and amortization as of June 30, 2017 and December 31, 2016:

	June 30, 2017	December 31, 2016
Vehicles	$387,376	$-
Furniture and equipment	106,213	-
Technology development	1,690,664	-
Total property and equipment	2,184,253	-
Less: accumulated depreciation and amortization	150,920	-
Property and equipment, net	$2,033,333	$-

At June 30, 2017, capitalized technology development costs were $1,690,664, which includes $1,400,000 of software acquired in the NextGen transaction. For additional information, see Note 4 - “Acquisitions.” Total technology development costs incurred for the six-month period ended June 30, 2017 were $471,366, of which $290,664 was capitalized and $186,702 was charged to expense in the accompanying Condensed Consolidated Statements of Operations. The amortization of capitalized technology development costs for the three-month and six-month periods ended June 30, 2017 was $81,698 and $129,945, respectively. There were no technology development costs incurred and no amortization of capitalized development costs for the same periods in 2016. Depreciation expense on vehicles, furniture and equipment for the three-month and six-month periods ended June 30, 2017 was $20,388 and $20,974, respectively. Depreciation on vehicles, furniture and equipment for the three-month and six-month periods ended June 30, 2016 was $475 and $950, respectively.